Business Combinations and Disposal Group Held for Sale - Summary of Acquisition Date Fair Value of Each Major Class of Consideration (Details) € in Millions, $ in Millions, $ in Millions	Nov. 16, 2018 USD ($)	Nov. 16, 2018 SGD ($)	Oct. 11, 2018 USD ($)	Oct. 11, 2018 EUR (€)	May 22, 2018 USD ($)	Sep. 08, 2017 USD ($)
Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Cash consideration						$ 4
Fair value of contingent consideration						3
Total purchase price						$ 7
WoongDoody Holding Company Inc
Disclosure Of Business Combinations [Line Items]
Cash consideration					$ 38
Fair value of contingent consideration					13
Total purchase price					$ 51
Infosys Compaz Pte Limited
Disclosure Of Business Combinations [Line Items]
Cash consideration	$ 8	$ 10
Fair value of contingent consideration	3
Total purchase price	$ 11
Fluido Oy
Disclosure Of Business Combinations [Line Items]
Cash consideration			$ 52	€ 45
Fair value of contingent consideration			8
Total purchase price			$ 60